Condensed Consolidated Statement of Stockholders' Equity (Unaudited) (USD $) In Thousands, except Share data	Total	Common Stock $0.0001 Par Value [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2012	$ 24,412	$ 7	$ 70,050	$ (45,645)
Beginning balance, shares at Dec. 31, 2012		73,360,162
Exercise of options for common stock	0	0	0	0
Exercise of options for common stock, shares		125
Issuance costs related to common stock	(10)		(10)
Stock-based compensation expense	329		329
Net loss	(14,691)			(14,691)
Ending balance at Dec. 31, 2013	10,040	7	70,369	(60,336)
Ending balance, shares at Dec. 31, 2013		73,360,287
Issuance costs related to common stock	(1,179)
Stock-based compensation expense	377		377
Reclassification of warrant liability	5,803		5,803
Issuance of common stock in connection with reverse acquisition, Value	(3)	2	(5)
Issuance of common stock in connection with reverse acquisition, shares		20,856,300
Issuance of common stock to private investor	2,000		2,000
Issuance of common stock to private investor, shares		1,000,000
Issuance of common stock in connection with private placement of common stock, net of offering costs	25,487	2	25,485
Issuance of common stock in connection with private placement of common stock, net of offering costs, shares		10,666,570
Issuance of warrants to purchase common stock to lender	619		619
Net loss	(24,541)			(24,541)
Ending balance at Dec. 31, 2014	19,782	11	104,648	(84,877)
Ending balance, shares at Dec. 31, 2014		105,883,157
Stock-based compensation expense	98		98
Net loss	(7,169)			(7,169)
Ending balance at Mar. 31, 2015	$ 12,711	$ 11	$ 104,746	$ (92,046)
Ending balance, shares at Mar. 31, 2015		105,883,157